COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES

NOTE 6:-COMMITMENTS AND CONTINGENT LIABILITIES

a.The Company’s facilities are leased under operating lease agreements for periods ending no later than 2035. The Company also leases motor vehicles under various operating leases, the latest of which expires in 2024.

Certain motor vehicles of the Company are rented under non-cancellable operating lease agreements.

NOTE 6:-COMMITMENTS AND CONTINGENT LIABILITIES (continued)

Future minimum lease payments under operating leases as of December 31, 2021 are as follows:

As of December 31, 2021
2022	$775
2023	722
2024	724
2025	590
2026	605
Thereafter	4,948
$8,364

Rental and lease expenses for the years ended December 31, 2019, 2020 and 2021 were $ 158, $ 408 and $ 803 respectively.

b. Guarantee in the amount of $ 618 was issued by a bank to secure rent payments.

c. The Company has received royalty-bearing grants from the IIA to finance its research and development programs in Israel, through which the Company received IIA participation payments in the aggregate amount of $ 4,065 through December 31, 2021. In return, the Company is committed to pay IIA royalties at a rate of 3-3.5% of future sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through December 31, 2021, no royalties have been paid or accrued. In addition, under the intellectual property purchase agreement with Althera, the Company assumed all of Althera’s liabilities towards the IIA totaling $ 474 of royalty-bearing grants received by Althera (plus accrued interest at LIBOR rate). The Company’s liability to the IIA at December 31, 2021, including royalty-bearing grants received by the Company, grants assumed from Althera and the associated LIBOR interest accrued on all such grants, totaled $ 5,061.

d. Under the February 2, 2016 intellectual property purchase agreement with Althera, the Company is obligated to pay Althera a fixed rate of 2% (plus VAT) of Company’s future gross revenues (as defined in the agreement) that are derived from the purchased intellectual property, up to a maximum amount of $ 1,500 (plus VAT), in the aggregate, with the potential to set off against certain payments made by the Company to the IIA.

e. The Company also entered into intellectual property agreements with Ramot at Tel Aviv University Ltd., the technology transfer company of Tel Aviv University (“Ramot”) on April 21, 2016 and July 14, 2016, all as amended on May 5, 2019, pursuant to which the Company is obligated to pay Ramot a fixed royalty of 2.5% on net sales of all of the Company’s products (as defined in the agreement) by the Company and its affiliates, with no set maximum. The royalty will be payable as of the first commercial sale (as defined in the agreement), until the later of: 15 years; or until the last to expire of the patents or patent applications from research developed at Tel Aviv University and assigned to the Company, on a country-by-country, product-by-product basis. The Company is also obligated to pay a 7% royalty (and in no event less than 0.65% of the net sales of Company products sold by the Company’s licensees in a given year) on any royalties or revenues received by the Company from its licensees.

f. Under an Operations Partner Agreement between the Company and services provider HekaBio K.K. of May 21, 2019, the Company makes certain payments to HekaBio K.K. in exchange for consulting and administrative services in Japan, as well as payments upon the achievement of certain clinical and regulatory milestones. In addition, if HekaBio K.K. successfully assists the Company in obtaining regulatory marketing approval of the Company’s products in Japan, then the Company is to grant to HekaBio K.K. options to acquire 271,588 of the Company’s ordinary shares at a price of $4.42 each, and to pay HekaBio K.K. a royalty of 3.5% of the reimbursement price (as defined in the agreement) of such products in Japan and 10% of revenues received by the Company from distribution receipts (as defined in the agreement) for such products in Japan.

NOTE 6:-COMMITMENTS AND CONTINGENT LIABILITIES (continued)

g. On November 18, 2018 and July 29, 2019, the Company entered into research and license agreements with BGN Technologies, the technology transfer company of Ben Gurion University (“BGN”), further amended on May 12, 2021, wherein the Company will wholly own any intellectual property that is developed jointly by Ben Gurion University and others (including the Company), and BGN will receive 0.75% royalties on all sales of the Company’s alpha radiation products, net of certain deductions and irrespective of the intellectual property underlying such sales, or 1.5% royalties on sales of products that contain intellectual property owned by Ben Gurion University, net of certain deductions. BGN will receive 4% of license revenues (as defined in the agreements) that relate to jointly developed intellectual property, and 8% of license revenues that relate to intellectual property developed solely by Ben Gurion University. The parties also agreed that the Company will continue to conduct research at Ben Gurion University for as long as the researchers wish to and the parties have agreed on a research budget in good faith.

h. On December 1, 2020, the Company entered into a clinical trial agreement with Cambridge University Hospitals NHS Trust, wherein Cambridge will receive 5% of any marginal increase in the Company’s net sales (all as defined in the agreement) generated on account of any patent or patent claim granted from the research performed in such trial, and 2% of the Company’s net sales (minus the aforementioned marginal increase payment) received for the treatment of Squamous Cell Carcinoma of the vulva, for three years from the date of first sale, world-wide.

CIK 0001822935 Healthcare Capital Corp
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on January 14, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit on the 24,000,000 Units sold as part of our Initial Public Offering, or $8,400,000. The underwriters are also entitled to a deferred fee of $0.55 per unit on the 3,500,000 units sold as part of the underwriter’s partial exercise of their overallotment option, or $1,925,000. The underwriters are entitled to a fee of $10,325,000 in the aggregate. The deferred fee obligation was paid to the underwriter from the amounts held in the Trust Account on March 7, 2022, the date of the business combination.

Merger Agreement

As previously disclosed, on July 7, 2021, the Company (“HCCC”) entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Alpha Tau Medical Ltd., a company organized under the laws of the State of Israel (“Alpha Tau”) and Archery Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Alpha Tau (“Merger Sub”).

On March 7, 2022 (the “Closing Date”), as contemplated by the Merger Agreement, Merger Sub merged with and into HCCC, with HCCC surviving as a wholly-owned subsidiary of Alpha Tau (the “Business Combination”).

On the Closing Date, the following securities issuances were made by Alpha Tau to HCCC’s securityholders: (i) each outstanding share of Class B common stock of HCCC, after taking into account the forfeiture of certain shares by the holders of Class B common stock, automatically converted into one share of Class A common stock of HCCC and was then exchanged for one ordinary share, without par value, of Alpha Tau (the “Company Ordinary Share”), (ii) each outstanding share of Class A common stock of HCCC was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of HCCC, after taking into account the forfeiture of certain warrants by certain holders of warrants of HCCC, was assumed by Alpha Tau and became a warrant of Alpha Tau (“Company Warrant”).

Amended Warrant Agreement

On the Closing Date, HCCC, Alpha Tau and Continental Stock Transfer & Trust Company, a New York corporation (“Continental”) entered into that certain Amended and Restated Warrant Agreement (the “Amended Warrant Agreement”). The Amended Warrant Agreement amends and restates that certain Warrant Agreement, dated as of January 14, 2021, by and between HCCC and Continental (the “Existing Warrant Agreement”) to provide for the assignment by the Company and the assumption by Alpha Tau of all the rights and obligations of HCCC under the Existing Warrant Agreement with respect to the Company Warrants.

Pursuant to the Amended Warrant Agreement, all HCCC warrants under the Existing Warrant Agreement will no longer be exercisable for shares of HCCC’s Class A common stock, but instead will be exercisable for Company Ordinary Shares.

Contingent Fee Agreements

On April 15, 2021, the Company entered into an agreement with a vendor for legal services related to the Merger. Specifically, the agreement calls for due diligence fees to be paid based on work performed in the event of a consummation of the Merger. The amount of fees incurred through December 31, 2021 which would be payable upon the consummation of the Merger was approximately $344,000, which are included in the statement of operations for the year ended December 31, 2021.

On April 15, 2021, the Company entered into an agreement with an investment bank for advisory services related to the Merger. Specifically, the agreement calls for a success fee of approximately $3,600,000 to be paid if the Merger is successfully consummated.

Upon successful completion of the business combination, the amounts related to the contingent fee agreements were earned.

Sponsor Support Agreement

Concurrently with the execution of the Merger Agreement, the Sponsor and certain insiders entered into a letter agreement (the “Sponsor Support Agreement”) in favor of the Company and Alpha Tau, pursuant to which they have agreed to, among other items, (i) vote all shares of common stock of the Company beneficially owned by them in favor of the Transactions and each other proposal related to the Transactions proposed by the Company’s board of directors at the meeting of the Company stockholders relating to the Transactions; (ii) appear at such stockholder meeting (or otherwise cause such shares to be counter as present thereat) for the purpose of establishing a quorum; (iii) vote all such shares against any action that would reasonably be expected to impede, interfere with, delay, postpone or adversely affect the Merger or any of the other transactions contemplated by the Merger Agreement or result in a breach of any covenant, representation or warranty or other obligation or agreement of the Company under the Merger Agreement or any other agreement entered into in connection with the Transactions or result in any of the conditions set forth in Article IX of the Merger Agreement not being fulfilled and against any change in business, management or the board of directors of the Company (other than as contemplated by the Transactions); (v) not to redeem or seek to redeem any such shares, in connection with the Company Stockholder Approval; and (vi) not to transfer, assign or sell such shares, except to certain permitted transferees, prior to the consummation of the Transactions.

Additionally, the Sponsor Support Agreement provides that the Sponsor and such insiders agreed not to transfer any of the Alpha Tau’s equity securities owned by the Sponsor and such insiders, except to certain permitted transferees, beginning upon the consummation of the Transactions (the “Effective Time”) and continuing until the earlier of (x) one year following the Closing Date (as defined in the Merger Agreement) and (y) following the date that the last sale price of the ordinary shares of Alpha Tau (“Alpha Tau Ordinary Shares”) equals or exceeds $12.00 per share (subject to certain adjustments) for any 20 trading days within any 30 trading day period commencing at least 150 days after the Closing Date.

The Sponsor Support Agreement also provides that the Sponsor will, immediately prior to the Effective Time, surrender to the Company for no consideration 1,031,250 Founder Shares and 1,020,000 Private Placement Warrants owned by the Sponsor (the “Forfeiture”). Further, in the event that the Aggregate Transaction Proceeds (as defined in the Merger Agreement) are less than or equal to $225,000,000, the Sponsor will, immediately prior to the Effective Time, surrender to the Company for no consideration 1,718,750 Founder Shares and 1,700,000 private placement warrants (collectively, the “Redemption Equity”). In the event that the Aggregate Transaction Proceeds exceed $225,000,000 but are less than $250,000,000, the Sponsor will, immediately prior to the Effective Time, surrender to the Company for no consideration such percentage of Redemption Equity that is equal to 100% minus the quotient of (x) the amount by which the Aggregate Transaction Proceeds exceed $225,000,000 (not to exceed $25,000,000), divided by (y) $25,000,000. In the event the Aggregate Transaction Proceeds exceed $250.0 million, no Redemption Equity will be forfeited. Further, an additional 1,375,000 Founder Shares and 1,360,000 Private Placement Warrants (the “Conditional Equity”) are subject to vesting over a three-year period following the Closing Date (the “Earnout Period”). The Conditional Equity shall vest only if the volume-weighted average price of Alpha Tau’s ordinary shares on the Nasdaq exceeds $14.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like recapitalization) for 20 trading days within any 30-trading day period (the “Earnout Condition”). If the Earnout Condition is not satisfied, the Conditional Equity shall not vest and the Sponsor shall, immediately as of the expiration of the Earnout Period, automatically be deemed to irrevocably transfer to Alpha Tau, surrender and forfeit (and the Sponsor shall take all actions necessary to effect such transfer, surrender and forfeiture), for no consideration, the Conditional Equity. During the Earnout Period, subject to certain exceptions, the Sponsor shall not transfer the Conditional Equity.

PIPE Subscription Agreements

Concurrently with the execution of the Merger Agreement, Alpha Tau entered into Subscription Agreements with certain investors (“PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and Alpha Tau has agreed to issue and sell to the PIPE Investors, an aggregate of approximately 9,263,006 Alpha Tau Ordinary Shares (on a post-Share Split (as defined below) basis) for an aggregate purchase price of up to $92,630,060 immediately prior to the Effective Time, on the terms and subject to the conditions set forth therein. The Subscription Agreements contain customary representations and warranties of Alpha Tau, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the Merger.